UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments.

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	November 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 97.14%
Corporate-Backed Revenue Bonds – 3.67%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	2,700,000	$2,702,781
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,746,413
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	1,895,000	1,834,189
		6,283,383
Education Revenue Bonds – 15.50%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	517,290
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,264,717
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	259,430
Series A 5.00% 7/1/45	230,000	234,727
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy) Series A 5.50% 7/1/50	1,000,000	1,023,890
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	1,060,550
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.75% 8/1/44	585,000	627,594
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	167,574
Series A 5.00% 7/1/44	495,000	489,040
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	815,568
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,532,775
(Carleton College) Series 7-D 5.00% 3/1/40	1,055,000	1,162,072
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	267,433
4.00% 5/1/25	200,000	211,442
4.00% 5/1/26	100,000	104,639
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	365,371
Series 7-Q 5.00% 10/1/26	280,000	311,032
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	889,895
(St. John’s University) Series 8-I 5.00% 10/1/34	215,000	247,600

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Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 6-O 4.50% 10/1/32	75,000	$76,856
Series 6-O 5.00% 10/1/22	340,000	352,920
Series 8-G 5.00% 12/1/31	205,000	240,010
Series 8-G 5.00% 12/1/32	205,000	239,239
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	804,420
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,523,010
Series 7-A 5.00% 10/1/39	1,000,000	1,109,340
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,475,000	1,502,111
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	870,000	904,426
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,750,000	1,656,725
(Nova Classical Academy) Series A 6.625% 9/1/42	1,500,000	1,694,070
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,515,600
St. Paul Housing & Redevelopment Authority Lease
Revenue
(St. Paul Conservatory for Performing Artists) Series A
4.625% 3/1/43	445,000	443,260
University of Minnesota
Series A 5.125% 4/1/34	1,000,000	1,117,260
Series A 5.25% 12/1/28	1,500,000	1,769,265
		26,501,151
Electric Revenue Bonds – 6.26%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,642,980
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	416,535
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	579,807
Series A 5.00% 12/1/26	360,000	416,153
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	195,291
Series A 5.00% 10/1/28	500,000	588,235

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System
Revenue
Series A 5.00% 1/1/18 (ASSURED GTY)	1,000,000	$1,083,670
Series A 5.00% 1/1/24	335,000	396,951
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	582,630
Series A 5.00% 1/1/33	1,750,000	2,017,243
Series A 5.00% 1/1/34	450,000	516,623
Series A 5.00% 1/1/40	2,000,000	2,262,260
		10,698,378
Healthcare Revenue Bonds – 34.45%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	702,184
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,765,979
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.125% 11/1/49	400,000	405,496
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,073,060
Apple Valley Economic Development Authority
Health Care Revenue
(Augustana Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	1,000,900
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,007,020
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	853,298
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	200,000	202,930
Series A 5.00% 4/1/40	190,000	192,548
Series A 5.00% 4/1/48	185,000	185,714
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	827,370
6.00% 6/15/39	1,000,000	1,107,430
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	189,838
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	778,193

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Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hayward Health Care Facilities Revenue
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	450,000	$453,983
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/30	610,000	690,136
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,297,636
5.25% 5/1/37	1,000,000	1,038,380
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	568,680
Series A 5.00% 11/15/34	500,000	565,515
Series A 5.00% 11/15/44	1,000,000	1,111,410
Series B 6.50% 11/15/38 (ASSURED GTY)	210,000	237,961
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.375% 11/1/50	1,700,000	1,711,288
Minnesota Agricultural & Economic Development Board
Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,000,000	1,001,110
Moorhead Economic Development Authority Multifamily
Housing Revenue
(Eventide Lutheran Home Project) Series A
5.15% 6/1/29	550,000	550,374
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/31	1,000,000	1,030,670
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,639,725
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	516,260
Rochester Health Care & Housing Revenue
(Samaritan Bethany)
Series A 6.875% 12/1/29	1,000,000	1,104,790
Series A 7.375% 12/1/41	375,000	416,336
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	189,109
Series A 6.875% 12/1/48	800,000	899,632
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,850,735
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	409,545
5.00% 7/1/27	245,000	282,419

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/28	225,000	$257,787
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,187,957
Series A 6.25% 9/1/36	925,000	944,999
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	836,261
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	135,306
5.00% 9/1/34	105,000	117,663
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,631,160
Series A 5.125% 5/1/30	3,125,000	3,520,531
Series B 5.00% 5/1/23	2,000,000	2,385,200
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A
5.00% 11/15/18 (NATL-RE)	1,650,000	1,783,271
(Health Partners Obligation Group Project)
5.00% 7/1/32	400,000	456,716
5.00% 7/1/33	1,540,000	1,752,920
St. Paul Housing & Redevelopment Authority Hospital
Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29	275,000	306,125
Series A 5.00% 11/15/30	205,000	226,937
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	799,891
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,752,445
Series A 5.15% 11/1/42	775,000	793,856
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,000,480
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28 @	1,825,000	1,825,602

NQ- 313 [11/15] 1/16 (15795)     5

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	$1,550,715
Washington County Housing & Redevelopment Authority
Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,000,000	1,044,300
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	281,231
Series A 5.75% 11/1/39	590,000	634,846
Series A 6.00% 5/1/47	920,000	995,734
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,536,630
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,293,050
		58,909,267
Housing Revenue Bonds – 4.27%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	800,000	800,528
Minneapolis-St. Paul Housing Finance Board
Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (AMT)	59,956	60,017
Minnesota Housing Finance Agency
(Non Ace - State Appropriated Housing) 5.00% 8/1/33	100,000	114,671
(Residential Housing)
Series I 4.85% 7/1/38 (AMT)	755,000	756,948
Series L 5.10% 7/1/38 (AMT)	1,085,000	1,109,022
Series M 4.875% 7/1/37 (AMT)	1,680,000	1,681,310
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,275,714
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Selby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	750,795
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	752,040
		7,301,045
Lease Revenue Bonds – 3.18%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,984,833
Series A 5.00% 6/1/43	1,000,000	1,120,630

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota General Fund Revenue Appropriations
Series B 4.00% 3/1/26	375,000	$409,793
Series B 5.00% 3/1/21	250,000	294,597
Minnesota Housing Finance Agency
(Non Ace - State Appropriated Housing) 5.00% 8/1/32	1,415,000	1,622,594
		5,432,447
Local General Obligation Bonds – 8.19%
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,113,895
Hennepin County
Series B 5.00% 12/1/23	1,300,000	1,607,918
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,212,430
Series A 5.00% 2/1/29	1,000,000	1,201,880
Series A 5.00% 2/1/30	445,000	531,219
Series A 5.00% 2/1/31	1,000,000	1,188,360
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,551,060
South Washington County Independent School
District No. 833
(School Building) Series A 4.75% 2/1/27	1,500,000	1,603,695
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	610,000	612,300
5.125% 12/1/24	205,000	205,738
5.25% 12/1/26	1,540,000	1,545,405
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,637,925
		14,011,825
Pre-Refunded Bonds – 10.30%
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/20-16§	1,150,000	1,189,905
Chaska Independent School District No.112
(School Building) Series A 4.50% 2/1/28-17 (NATL-RE)§	1,000,000	1,038,960
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A
5.50% 7/1/43-23§	500,000	612,555
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,900,000	2,207,743
Series B 6.50% 11/15/38-18 (ASSURED GTY)§	40,000	46,333

NQ- 313 [11/15] 1/16 (15795)     7

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Minnesota
Series A 5.00% 10/1/24-21§	15,000	$17,870
Minnesota Higher Education Facilities Authority Revenue
(Macalester College) Series 6-P 4.25% 3/1/32-17§	1,000,000	1,045,600
(St. Olaf College)
Series 6-O 4.50% 10/1/32-16§	925,000	956,700
Series 6-O 5.00% 10/1/22-16§	660,000	685,370
Owatonna Senior Housing Revenue
(Senior Living Project)
Series A 5.80% 10/1/29-16§	400,000	407,368
Series A 6.00% 4/1/41-16§	1,250,000	1,273,863
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	3,005,000	3,492,111
Series C 5.50% 7/1/23-18§	1,000,000	1,115,540
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36-16§	750,000	784,590
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29-16§	2,660,000	2,743,417
		17,617,925
Special Tax Revenue Bonds – 5.64%
Hennepin County Sales Tax Revenue
(First Lien-Ballpark Project) Series B 5.00% 12/15/24	1,000,000	1,082,750
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	1,625,835
Series B 5.00% 12/15/24	1,000,000	1,082,750
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	1,197,717
Minneapolis Tax Increment Revenue
4.00% 3/1/27	200,000	200,844
4.00% 3/1/30	260,000	255,959
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	706,482
4.00% 3/1/27	650,000	649,383
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,090,030

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Paul Port Authority
(Limited Tax Brownfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,000,000	$1,044,410
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	701,892
		9,638,052
State General Obligation Bonds – 3.59%
Minnesota
Series A 5.00% 8/1/27	2,175,000	2,693,172
Series A Unrefunded 5.00% 10/1/24	985,000	1,167,402
Minnesota Various Purposes
Series A 5.00% 8/1/32	1,915,000	2,282,718
		6,143,292
Transportation Revenue Bonds – 2.09%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
5.00% 1/1/22	1,000,000	1,162,240
Subordinate Series B 5.00% 1/1/29	2,130,000	2,413,439
		3,575,679
Total Municipal Bonds (cost $158,968,409)		166,112,444

	Number of shares
Short-Term Investments – 1.58%
Money Market Mutual Fund – 0.38%
Minnesota Municipal Cash Trust	659,581	659,581
		659,581

	Principal amount°
Variable Rate Demand Note – 1.20%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System) Series B-2
0.01% 11/15/35 (LOC-JPMorgan Chase Bank N.A.)	2,050,000	2,050,000
		2,050,000
Total Short-Term Investments (cost $2,709,581)		2,709,581

NQ- 313 [11/15] 1/16 (15795)     9

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

Total Value of Securities – 98.72%
(cost $161,677,990)	$168,822,025

Receivables and Other Assets Net of Liabilities – 1.28%	2,183,717
Net Assets As applicable to 15,712,275 Shares Outstanding – 100.00%	$171,005,742

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2015, the aggregate value of Rule 144A securities was $904,426, which represents 0.53% of the Fund’s net assets.
@	Illiquid security. At Nov. 30, 2015, the aggregate value of illiquid securities was $1,825,602, which represents 1.07% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2015.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation

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Notes
Delaware Minnesota High-Yield Municipal Bond Fund	November 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their net asset value as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ- 313 [11/15] 1/16 (15795)     11

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2015:

Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$166,112,444	$166,112,444
Short-Term Investment	659,581	2,050,000	2,709,581
Total Value of Securities	$659,581	$168,162,444	$168,822,025

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent 24.34% and 75.66%, respectively, of the total market value of this security type.

During the period ended Nov. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

12     NQ- 313 [11/15] 1/16 (15795)

Schedule of investments
Delaware National High-Yield Municipal Bond Fund	November 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 95.71%
Corporate Revenue Bonds – 20.80%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project)
5.75% 8/1/42 (AMT)	6,495,000	$4,314,693
6.875% 5/1/30	300,000	226,128
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	28,340,000	24,575,031
Series A-2 6.50% 6/1/47	8,405,000	7,833,208
Build NYC Resource, New York
(Pratt Paper Inc. Project) 144A 5.00% 1/1/35 (AMT)#	2,950,000	3,156,323
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,336,050
California State Enterprise Development Authority Revenue
(Sunpower Corp.- Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,142,890
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	3,605,000	3,608,713
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,117,090
Gaston County, North Carolina Industrial Facilities &
Pollution Control Financing Authority
Exempt Facilities (National Gypsum Co. Project)
5.75% 8/1/35 (AMT)	1,510,000	1,515,361
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/45	2,205,000	2,474,208
(Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	5,000,000	4,259,700
Series A-1 5.75% 6/1/47	10,735,000	9,945,763
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,269,200
(Special Facilities Continental Airlines) Series A
6.625% 7/15/38 (AMT)	2,000,000	2,309,880
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,240,643
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	2,010,000	2,347,218
6.00% 6/1/28	1,455,000	1,730,053
6.25% 6/1/24	2,635,000	2,710,730
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,541,500

NQ- 425 [11/15] 1/16 (15798)     1

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Louisiana Public Facilities Authority
(LA Pellets Inc. Project)
144A 7.75% 7/1/39 (AMT)#	4,000,000	$4,011,960
Series A 8.375% 7/1/39 (AMT)	3,500,000	3,621,415
Maryland Economic Development Corporation Facilities
Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	3,915,000	3,045,244
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed
Series A 6.00% 6/1/48	555,000	487,112
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	3,380,900
New Jersey Economic Development Authority Special
Facility Revenue
(Continental Airlines Inc. Project)
5.25% 9/15/29 (AMT)	4,000,000	4,369,560
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,425,943
New York City, New York Industrial Development Agency
Special Facilities Revenue
(American Airlines - JFK International Airport) 7.75%
8/1/31 (AMT)●	1,000,000	1,048,210
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	10,000,000	11,944,600
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	2,000,000	2,256,660
Nez Perce County, Idaho
(Potlatch Project) 6.00% 10/1/24	1,285,000	1,286,336
Ohio State Water Development Authority
(First Energy Nuclear Generation) Series B
4.00% 12/1/33 ●	5,000,000	5,146,000
Parish of St. John the Baptist, Louisiana
(Marathon Oil) Series A 5.125% 6/1/37	3,700,000	3,808,595
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,653,585
Pima County, Arizona Industrial Development Authority
Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	548,975
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,096,140
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	13,015,000	14,580,835
5.25% 12/1/27	2,235,000	2,671,406

2     NQ- 425 [11/15] 1/16 (15798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Salt Verde, Arizona Financial Senior Gas Revenue
5.25% 12/1/28	1,050,000	$1,256,441
5.50% 12/1/29	765,000	926,591
Selma Industrial Development Board
(Zilkha Biomass Selma Project) 144A
7.50% 5/1/25 (AMT)#	5,705,000	5,668,488
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,811,566
Sweetwater County, Wyoming Solid Waste Disposal
Revenue
(FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	1,003,450
Texas Municipal Gas Acquisition & Supply Corp I
(Senior Lien) Series D 6.25% 12/15/26	9,460,000	11,572,418
Tobacco Settlement Financing Authority Revenue, New
York
(Revenue Asset Backed) Series B 5.00% 6/1/21	3,860,000	3,951,366
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,829,890
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/41	20,430,000	16,594,472
TSASC, New York Revenue (Asset-Backed)
Series 1 5.125% 6/1/42	485,000	443,891
Tulsa, Oklahoma Municipal Airport Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,146,420
(American Airlines) 5.00% 6/1/35 (AMT)●	3,000,000	3,321,990
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,500,228
		214,065,069
Education Revenue Bonds – 15.19%
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,116,190
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,215,000	1,296,952
Buffalo & Erie County, New York Industrial Land
Development Corporation Revenue
(Medaille College Project) 5.25% 4/1/35	1,590,000	1,600,208
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,038,090
5.50% 11/1/44	2,500,000	2,676,825
Burbank, Illinois
(Intercultural Montessori Language) 144A
6.25% 9/1/45 #	4,000,000	4,025,840

NQ- 425 [11/15] 1/16 (15798)     3

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A
5.50% 11/1/45 #	4,000,000	$4,113,760
(Julian Charter School Project) Series A 144A
5.625% 3/1/45 #	7,500,000	7,518,000
(Partnership Uplift Community Project) Series A
5.25% 8/1/42	1,700,000	1,778,625
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,320,063
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,796,700
California School Finance Authority
(Alliance College-Ready Public Schools)
144A 5.00% 7/1/35 #	1,000,000	1,042,500
144A 5.00% 7/1/45 #	3,000,000	3,092,070
(New Designs Charter School) Series A 5.50% 6/1/42	2,750,000	2,817,870
(View Park Elementary & Middle Schools)
5.875% 10/1/44	1,000,000	1,031,170
6.00% 10/1/49	720,000	746,042
California State University
(Systemwide) Series A 5.00% 11/1/17	4,570,000	4,949,721
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,218,298
California Statewide Communities Development Authority
Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	995,000	1,052,839
(California Baptist University Project)
7.50% 11/1/41	1,000,000	1,175,900
Series A 5.50% 11/1/38	2,000,000	2,035,100
Capital Trust Agency, Florida
(River City Education Services Inc. Project)
5.375% 2/1/35	870,000	874,933
5.625% 2/1/45	1,500,000	1,508,940
Clifton, Texas Higher Education Finance Corporation
Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	1,117,250
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,145,690
Colorado Educational & Cultural Facilities Authority
Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,334,260
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	524,500
District of Columbia
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,652,043

4     NQ- 425 [11/15] 1/16 (15798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
District of Columbia
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	$2,487,375
East Hempfield Township, Pennsylvania Industrial
Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30	1,000,000	1,059,960
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue
(Riverside Military Academy Project)
5.125% 3/1/27	2,800,000	2,799,944
5.125% 3/1/37	2,000,000	1,913,740
Hawaii State Department of Budget & Finance
(Hawaii University) Series A 6.875% 7/1/43	2,000,000	2,252,700
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/44	2,000,000	2,115,400
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,000,000	991,870
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	503,777
Series B 144A 5.00% 7/1/49 #^	2,888,155	230,417
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,095,920
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,091,630
(Rogers Park Montessori)
6.00% 2/1/34	675,000	702,763
6.125% 2/1/45	1,800,000	1,855,170
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,155,710
Indiana State Finance Authority Revenue Educational
Facilities
(Drexel Foundation - Thea Bowman Academy Charter
School) Series A 7.00% 10/1/39	1,000,000	968,400
Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45	2,500,000	2,795,825
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	1,711,995
(Southwest Louisiana Charter Academy Foundation
Project) Series A 8.375% 12/15/43	2,500,000	2,927,550

NQ- 425 [11/15] 1/16 (15798)     5

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	2,845,000	$2,969,270
Maryland State Economic Development Corporation
Student Housing Revenue
(University of Maryland College Park Projects)
5.75% 6/1/33	1,130,000	1,219,021
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School) Series A
6.125% 7/1/45	1,000,000	1,045,810
Massachusetts State Development Finance Agency
Revenue
(Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,777,436
Massachusetts State Health & Educational Facilities
Authority Revenue
(Springfield College) 5.625% 10/15/40	1,000,000	1,071,090
Miami-Dade County, Florida Industrial Development
Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	995,220
Series A 144A 6.00% 9/15/45 #	1,000,000	1,005,040
Michigan Finance Authority Limited Obligation Revenue
(Higher Education Thomas M Cooley) 144A
6.75% 7/1/44 #	3,500,000	3,706,395
(Public School Academy) (Old Redford) Series A
6.50% 12/1/40	900,000	923,877
(Public School Academy) (University Learning)
7.50% 11/1/40	1,000,000	1,082,440
(Public School Academy) (Voyageur) 8.00% 7/15/41	1,250,000	1,135,800
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	981,873
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,021,850
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,592,958
Series A 144A 5.125% 12/15/45 #	2,515,000	2,518,848
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,666,020
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,348,025

6     NQ- 425 [11/15] 1/16 (15798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority
(Touro College & University System) Series A
5.50% 1/1/44	2,875,000	$3,122,537
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,218,293
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30 #	900,000	957,708
Series A 144A 6.375% 9/1/40 #	500,000	538,225
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,382,238
(Edinboro University) 6.00% 7/1/42	1,000,000	1,039,930
(Foundation Indiana University) Series A 0.868% 7/1/39
(SGI)●	2,400,000	1,903,320
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,393,024
(Discovery Charter School Project)
5.875% 4/1/32	450,000	445,536
6.25% 4/1/37	200,000	200,922
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,068,510
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,657,184
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,101,820
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,735,611
Phoenix, Arizona Industrial Development Authority
Revenue
(Basis School) 144A 5.00% 7/1/45 #	2,000,000	2,007,480
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,043,590
5.625% 9/1/42	600,000	631,746
(Eagle College Preparatory Project) Series A
5.00% 7/1/43	450,000	441,396
(Legacy Traditional Schools Project) Series A 144A
6.75% 7/1/44 #	1,500,000	1,684,125
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,153,840
Pima County, Arizona Industrial Development Authority
Revenue
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,934,320
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,101,128

NQ- 425 [11/15] 1/16 (15798)     7

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	805,000	$811,118
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40	2,000,000	2,323,940
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,560,000	2,423,552
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,395,212
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,487,126
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,030,660
Wyoming Community Development Authority Student
Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,131,650
Yonkers, New York Economic Development Corporation
Education Revenue
(Charter School Educational Excellence)
6.25% 10/15/40	595,000	630,212
		156,317,451
Electric Revenue Bonds – 0.40%
California State Department of Water Resources
Series L 5.00% 5/1/17	1,045,000	1,111,128
Long Island, New York Power Authority
Series A 5.00% 9/1/44	1,960,000	2,186,164
Southern Minnesota Municipal Power Agency
Series A 5.25% 1/1/17 (AMBAC)	750,000	789,293
		4,086,585
Healthcare Revenue Bonds – 22.90%
Abag, California Finance Authority for Nonprofit
Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,869,318
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,236,720
Series A 8.00% 10/1/46	1,500,000	1,851,855
Apple Valley, Minnesota Economic Development Authority
Health Care Revenue
(Augustana Home St. Paul Project) Series A
6.00% 1/1/40	1,000,000	1,000,870

8     NQ- 425 [11/15] 1/16 (15798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Health Facilities Authority
(Phoenix Children’s Hospital) 5.00% 2/1/19	2,545,000	$2,817,824
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	940,000	1,036,247
Bexar County, Texas Health Facilities Development
Corporation Revenue
(Army Retirement Residence Project) 5.875% 7/1/30	1,000,000	1,108,500
Board of Managers Joint Guadalupe County-City of Seguin
Hospital
5.00% 12/1/45	1,100,000	1,112,947
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,094,310
California Statewide Communities Development Authority
Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	580,675
(Loma Linda University Medical Center) 5.50% 12/1/54	13,000,000	13,805,350
Camden County, New Jersey Improvement Authority
Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,500,000	2,832,500
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A
7.00% 4/1/49	5,000,000	4,982,050
Chesterfield County, Virginia Economic Development
Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	1,030,000	1,064,320
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,951,700
(Christian Living Community Project) Series A
5.75% 1/1/37	1,990,000	2,019,790
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	500,000	563,220
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,108,530
(Sunny Vista Living Center)
Series A 5.50% 12/1/30	750,000	749,235
Series A 5.75% 12/1/35	1,150,000	1,141,893
Series A 6.125% 12/1/45	1,200,000	1,212,948
Series A 6.25% 12/1/50	560,000	566,216
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,663,632
(Diakon Lutheran Ministries Series) 6.375% 1/1/39	100,000	114,028

NQ- 425 [11/15] 1/16 (15798)     9

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	$1,068,000
Series A 5.25% 9/1/29	500,000	547,750
Series A 5.25% 9/1/44	2,000,000	2,145,080
Duluth, Minnesota Economic Development Authority
Revenue
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	3,750,000	4,136,850
East Rochester, New York Housing Authority Revenue
(Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	1,216,248
Florida Development Finance
(Tuscan Isle Obligated Group) Series A 144A
7.00% 6/1/45 #	2,000,000	2,071,220
(UF Health - Jacksonville Project) Series A
6.00% 2/1/33	2,375,000	2,707,785
Hanover County, Virginia Economic Development Authority
Residential Care Revenue
(Covenant Woods) Series A 5.00% 7/1/42	1,735,000	1,773,985
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,386,887
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,244,060
(Hawaii Pacific Health Obligation) Series A
5.50% 7/1/43	2,990,000	3,446,603
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,083,780
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,607,336
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.625% 5/15/25	1,750,000	1,983,747
Series A 7.75% 5/15/30	500,000	569,295
Series A 8.00% 5/15/40	2,205,000	2,523,115
Series A 8.00% 5/15/46	1,500,000	1,714,710
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,783,893
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,205,680
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	1,081,780
5.50% 8/15/45	1,000,000	1,079,980
(Marquette Project) 5.00% 3/1/39	1,250,000	1,303,363

10     NQ- 425 [11/15] 1/16 (15798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Iowa Finance Authority
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	$2,567,925
Kentucky Economic Development Finance Authority
Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,322,969
5.75% 11/15/45	2,000,000	2,017,280
5.75% 11/15/50	1,600,000	1,606,576
Kentucky Economic Development Finance Authority
Hospital Revenue
(Owensboro Medical Health System)
Series A 5.00% 6/1/17	2,525,000	2,679,101
Series A 6.50% 3/1/45	4,965,000	5,691,826
Kentwood, Michigan Economic Development Corporation
Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,319,250
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41	1,750,000	2,001,650
Lake County, Florida Individual Development Revenue
(Cranes View Lodge Project) Series A 7.125% 11/1/42	3,000,000	2,958,420
Lakeland, Florida
(Lakeland Regional Health) 5.00% 11/15/45	5,000,000	5,489,700
Lancaster County, Pennsylvania Hospital Authority
Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	750,331
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	2,026,034
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,087,780
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45	3,865,000	4,242,340
Maine Health & Higher Educational Facilities Authority
Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,927,341
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,084,040
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Doctors Community Hospital) 5.75% 7/1/38	1,730,000	1,829,285
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,870,780

NQ- 425 [11/15] 1/16 (15798)     11

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Missouri State Health & Educational Facilities Authority
Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	$1,097,640
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,559,377
5.375% 1/1/50	6,250,000	6,297,687
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	8,561,880
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,556,737
New Jersey Economic Development Authority
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,052,220
New Jersey Health Care Facilities Financing Authority
Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,038,467
(St. Joseph’s Healthcare System) 6.625% 7/1/38	860,000	951,014
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,913,003
(Trinitas Hospital Obligation Group) Series A
5.25% 7/1/30	1,240,000	1,295,639
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,159,543
144A 5.00% 12/1/45 #	800,000	830,024
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37	5,000,000	5,451,300
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,625,214
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	1,016,990
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,062,120
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32	1,000,000	1,013,050
5.00% 7/1/16	1,000,000	1,017,080
5.00% 7/1/17	1,945,000	2,023,208
5.125% 7/1/31	1,000,000	1,055,150

12     NQ- 425 [11/15] 1/16 (15798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	4,000,000	$4,010,920
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	285,000	339,808
Series A 7.50% 6/1/49	2,920,000	3,495,006
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,405,000	1,417,167
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,811,350
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,648,650
San Buenaventura, California Revenue
7.50% 12/1/41	4,475,000	5,448,760
South Carolina Jobs - Economic Development Authority
Hospital Revenue
(Palmetto Health) 5.75% 8/1/39	915,000	989,033
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	819,015
5.50% 12/1/43	1,250,000	1,335,963
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30	1,420,000	1,795,775
7.125% 11/1/43	2,500,000	3,131,850
St. Johns County, Florida Industrial Development Authority
Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40	1,000,000	1,107,110
Suffolk County, New York Economic Development
Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	629,539
Tarrant County, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community) 5.50% 11/15/45	3,000,000	3,080,940
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	541,150
Travis County, Texas Health Facilities Development
Corporation Revenue
(Westminster Manor Project) 7.125% 11/1/40	1,000,000	1,147,680
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,152,998

NQ- 425 [11/15] 1/16 (15798)     13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 6.75% 7/1/35 #	820,000	$848,577
Series A 144A 7.00% 7/1/45 #	1,750,000	1,810,305
Series A 144A 7.00% 7/1/50 #	2,000,000	2,040,360
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	292,048
Series A 5.75% 11/1/39	600,000	645,606
Series A 6.00% 5/1/47	920,000	995,734
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41	7,800,000	8,424,312
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	866,864
Series A 5.00% 7/1/24	1,700,000	1,767,286
Series A 6.125% 7/1/39	750,000	810,727
Series A 6.25% 7/1/44	2,500,000	2,706,800
Wichita, Kansas
(Presbyterian Manors)
Series IV-A 5.625% 5/15/44	780,000	808,782
Series IV-A 5.625% 5/15/49	1,450,000	1,491,615
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 5.75% 11/15/44	2,000,000	2,125,760
		235,753,286
Housing Revenue Bonds – 1.12%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Affordable Housing) Senior Series A
5.25% 8/15/39	1,200,000	1,346,820
(Caritas Projects)
Senior Series A 5.50% 8/15/47	1,500,000	1,671,450
Senior Series A 6.40% 8/15/45	1,780,000	1,998,887
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	825,180
Series A 5.25% 5/15/49	3,000,000	3,290,790
Williston, North Dakota
(Eagle Crest Apartments LLC Project) 7.75% 9/1/38	2,515,000	2,398,656
		11,531,783
Lease Revenue Bonds – 5.42%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,299,947

14     NQ- 425 [11/15] 1/16 (15798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley and Northern
Nevada Project)
Series A 6.625% 1/1/32	500,000	$540,385
Series A 6.875% 1/1/42	1,500,000	1,632,405
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,929,863
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	885,000	968,110
District of Columbia Revenue
(Center of Strategic & International Studies)
6.625% 3/1/41	2,235,000	2,534,065
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	994,080
5.375% 2/1/41	4,000,000	4,018,040
New Jersey Economic Development Authority Special
Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,368,450
New York Liberty Development Revenue
(Class 1-3 World Trade Center Project) 144A
5.00% 11/15/44 #	5,000,000	5,128,400
(Class 2-3 World Trade Center Project) 144A
5.375% 11/15/40 #	2,410,000	2,540,381
(Class 3-3 World Trade Center Project) 144A
7.25% 11/15/44 #	9,600,000	11,560,032
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	3,775,000	3,818,224
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	4,152,000
Virginia Public Building Authority
Series B 5.00% 8/1/20	6,970,000	8,127,996
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,199,590
		55,811,968
Local General Obligation Bonds – 3.77%
Arlington County, Virginia
Series D 5.00% 8/1/17	1,375,000	1,474,853
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,394,593
Series 2005D 5.50% 1/1/40	3,000,000	3,146,280
Series 2007E 5.50% 1/1/42	2,150,000	2,254,834
Series 2007F 5.50% 1/1/42	1,250,000	1,310,950

NQ- 425 [11/15] 1/16 (15798)     15

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois
Series A 5.50% 1/1/33	2,000,000	$2,115,620
Series A 5.50% 1/1/34	2,500,000	2,644,525
Hennepin County, Minnesota
Series B 5.00% 12/1/17	5,700,000	6,186,552
New York City, New York
Series E 5.00% 8/1/20	3,615,000	4,220,187
Series J 5.00% 8/1/17	3,625,000	3,882,266
Plano, Texas Independent School District
(School Building) Series A 5.00% 2/15/17	560,000	590,369
Prince George’s County, Maryland
(Consolidated Public Improvement)
Series B 5.00% 9/15/20	3,190,000	3,749,494
Series C 5.00% 8/1/17	1,775,000	1,903,901
Ramsey County, Minnesota Capital Improvement Plan
Series A 5.00% 2/1/20	2,530,000	2,927,134
		38,801,558
Pre-Refunded Bonds – 4.37%
Brevard County, Florida Health Facilities Authority
Revenue
(Health First Inc. Project) 7.00% 4/1/39-19§	3,500,000	4,175,815
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	900,000	1,089,261
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B
7.75% 4/1/31-21§	1,000,000	1,277,900
California Statewide Communities Development Authority
Revenue
(Inland Regional Center Project) 5.375% 12/1/37-17§	6,220,000	6,798,149
Commonwealth of Massachusetts
Series E 5.00% 11/1/23-16 (AMBAC)§	7,390,000	7,702,893
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Diakon Lutheran Ministries Project)
5.00% 1/1/36-17§	1,000,000	1,046,050
6.375% 1/1/39-19§	900,000	1,043,208
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,570,000	4,335,087
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39-19§	285,000	344,331

16     NQ- 425 [11/15] 1/16 (15798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Maryland State & Local Facilities Loan Capital
Improvement
Second Series 5.00% 8/1/17-16§	1,070,000	$1,103,716
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,000,000	1,213,800
New York City, New York Industrial Development Agency
Civic Facility Revenue
(YMCA of Greater New York Project) 5.00% 8/1/36-16§	1,870,000	1,928,307
North Texas Tollway Authority Revenue
(Toll 2nd Tier) Series F 5.75% 1/1/38-18§	7,000,000	7,700,770
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	1,100,000	1,271,424
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) 5.75% 7/1/39-19§	500,000	581,050
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	1,864,065
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B
6.00% 8/15/39-19 (ASSURED GTY)§	1,250,000	1,470,087
		44,945,913
Resource Recovery Revenue Bonds – 0.78%
Essex County, New Jersey Improvement Authority
144A 5.25% 7/1/45 (AMT)#	2,500,000	2,575,575
Jefferson County Industrial Development Agency
(Green Bond)
144A 4.75% 1/1/20 (AMT)#	365,000	359,733
144A 5.25% 1/1/24 (AMT)#	500,000	489,035
Mission Economic Development Corporation, Texas
Revenue
(Dallas Clean Energy McCommas)
6.875% 12/1/24 (AMT)	1,000,000	1,041,080
Orange County, Florida Industrial Development Authority
(Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,500,000	3,578,785
		8,044,208
Special Tax Revenue Bonds – 7.48%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
Series A 5.00% 5/1/42	1,475,000	1,534,428

NQ- 425 [11/15] 1/16 (15798)     17

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Anne Arundel County, Maryland Special Obligation
Revenue
(National Business Park - North Project) 6.10% 7/1/40	1,725,000	$1,826,292
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated
Series B 5.875% 9/1/39	1,000,000	1,018,890
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project)
6.25% 7/15/40	5,500,000	6,249,100
6.50% 7/15/30	1,175,000	1,356,338
Celebration Pointe, Florida Community Development
District
5.125% 5/1/45	2,000,000	2,021,540
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,024,190
144A 5.40% 3/1/45 #	2,000,000	2,047,980
Dutchess County, New York Local Development
Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,900,000	1,989,718
Farms New Kent, Virginia Community Development
Authority Special Assessment
Series C 5.80% 3/1/36 @‡	1,000,000	249,990
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A
5.50% 11/1/44	5,000,000	5,150,150
Henderson, Nevada Local Improvement Districts No. T-18
5.30% 9/1/35	465,000	356,701
Howard County, Maryland
(Annapolis Junction Town Center Project)
5.80% 2/15/34	725,000	772,401
6.10% 2/15/44	1,420,000	1,521,558
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,575,000	3,638,707
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,205,000	2,244,293
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39	215,000	246,250
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,240,000	1,306,489
Mosaic District, Virginia Community Development
Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,726,140

18     NQ- 425 [11/15] 1/16 (15798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	$3,202,013
5.90% 3/1/30	2,000,000	2,165,820
Nevada State
5.00% 6/1/17	1,955,000	2,082,329
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 5.00% 6/15/44	2,000,000	2,040,360
Series AA 5.25% 6/15/41	1,000,000	1,051,280
(Transportation Systems) Series B
5.50% 12/15/16 (NATL-RE)	2,500,000	2,615,275
New Mexico Finance Authority
(Senior Lien) 4.00% 6/15/16	500,000	510,200
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,037,000
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,171,350
New York City, New York Transitional Finance Authority
Future Tax Secured Revenue
(Sub - Future Tax Secured - Fiscal) Series A-1
5.00% 11/1/19	1,525,000	1,743,548
New York State Dormitory Authority
(Unrefunded - General Purpose) Series E
5.00% 2/15/17	1,000,000	1,052,730
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	1,171,120
Northampton County, Pennsylvania Industrial
Development Authority
(Route 33 Project) 7.00% 7/1/32	2,770,000	3,015,450
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,124,570
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,207,356
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue
(Shoppes at North Village Project)
Series A 5.375% 11/1/24 @	1,000,000	1,000,330
Series A 5.50% 11/1/27 @	500,000	500,185
St. Louis County, Missouri Industrial Development
Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,000,000	1,002,650

NQ- 425 [11/15] 1/16 (15798)     19

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Louis County, Missouri Industrial Development
Authority
(Manchester Ballas Community)
Series A 144A 5.25% 9/1/45 #	3,000,000	$3,004,530
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,258,896
Texas Public Finance Authority
(Assessment - Unemployment Compensation)
5.00% 1/1/17	2,510,000	2,634,145
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment
Revenue
5.65% 5/1/37	875,000	880,084
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21 ^	270,000	199,066
(Sales Tax Vacation Village Project) Series A
6.00% 9/1/35	5,000,000	4,995,450
		76,946,892
State General Obligation Bonds – 2.80%
California State
5.00% 2/1/17	725,000	763,244
Various Purpose 5.00% 10/1/44	2,965,000	3,392,464
Commonwealth of Pennsylvania
First Series 5.00% 11/15/16	6,905,000	7,209,027
Connecticut State
Series E 5.00% 12/15/17	1,040,000	1,089,858
Hawaii State
Series EH 5.00% 8/1/20	5,000,000	5,830,700
Maryland State & Local Facilities Loan
(1st Series) Series A 5.00% 8/1/20	6,000,000	7,032,480
New York State
Series A 5.25% 2/15/24	2,000,000	2,360,480
Washington State
(Various Purposes) Series R-2010A 5.00% 1/1/17	1,140,000	1,195,871
		28,874,124
Transportation Revenue Bonds – 7.56%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	1,890,000	2,162,273
Subordinate Lien 6.75% 1/1/41	1,000,000	1,192,280

20     NQ- 425 [11/15] 1/16 (15798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/33	4,135,000	$4,682,846
City of Los Angeles Department of Airports
Series D 5.00% 5/15/41 (AMT)	5,000,000	5,629,450
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,808,600
Series A 6.00% 1/15/49	7,690,000	9,038,980
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,130,420
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,378,630
Series A 6.00% 7/1/53	1,290,000	1,475,270
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,095,410
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,529,990
Metropolitan Washington D.C. Airports Authority
Series B 5.00% 10/1/16 (AMT)	900,000	933,894
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	2,765,000	3,108,247
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP) 5.00% 12/31/38	3,000,000	3,235,200
Pennsylvania Turnpike Commission
Series B 5.25% 12/1/39	3,460,000	3,907,032
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,303,462
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,138,710
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,113,590
San Francisco, California City & County Airports
Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	2,100,544
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.625% 7/1/34	1,090,000	1,253,609
State of Hawaii Airports System Revenue
Series A 5.00% 7/1/45 (AMT)	3,490,000	3,865,140

NQ- 425 [11/15] 1/16 (15798)      21

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	$8,414,420
7.50% 6/30/33	500,000	611,985
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,320,481
6.875% 12/31/39	4,055,000	4,761,016
7.00% 12/31/38 (AMT)	1,335,000	1,660,446
		77,851,925
Water & Sewer Revenue Bonds – 3.12%
Jefferson County, Alabama Sewer Revenue
(Senior Lien - Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,784,850
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,167,555
Series D 7.00% 10/1/51	5,000,000	6,080,150
Metropolitan Water Reclamation District of Greater
Chicago, Illinois
(Capital Improvement) Series C 5.00% 12/1/16	500,000	522,810
New York City Water & Sewer System
(Second Generation Resolution) 5.00% 6/15/46	3,150,000	3,608,829
		32,164,194
Total Municipal Bonds (cost $932,261,330)		985,194,956

Short-Term Investments – 2.16%
Variable Rate Demand Notes – 2.16%¤
California Infrastructure & Economic Development Bank
Revenue (Los Angeles Museum) Series A
0.01% 9/1/37 (LOC - Wells Fargo Bank N.A.)	2,250,000	2,250,000
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation Bond Program)
0.01% 2/1/35 (LOC-JPMorgan Chase Bank N. A.)	200,000	200,000
Series B5
0.01% 1/1/39 (LOC - TD Bank N.A.)	1,200,000	1,200,000
Series D3
0.01% 12/1/37 (LOC-JPMorgan Chase Bank N. A.)	885,000	885,000
Idaho State University Foundation Income Revenue
(L.E. & Thelma Stephens Project)
0.05% 5/1/21 (LOC - Wells Fargo Bank N.A.)	820,000	820,000
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Facilities (Children’s Health Care) Series B
0.01% 8/15/25 (AGM) (SPA - U.S. Bank N.A.)	4,750,000	4,750,000

22       NQ- 425 [11/15] 1/16 (15798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Allina Health System) Series B-1
0.01% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	4,200,000	$4,200,000
(Allina Health System) Series B-2
0.01% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	850,000	850,000
Mississippi Business Finance Commission
Series C
0.01% 11/1/35 (Guaranteed by Chevron USA)	500,000	500,000
Series F
0.01% 12/1/30 (Guaranteed by Chevron USA)	2,000,000	2,000,000
Series I
0.01% 11/1/35 (Guaranteed by Chevron USA)	3,215,000	3,215,000
New York City Transitional Finance Authority Future Tax
Secured Revenue Series C 0.01% 5/1/28
(LOC - Morgan Stanley Bank)	900,000	900,000
New York City, New York Series C 0.01% 10/1/23
(LOC - JPMorgan Chase Bank N.A.)	500,000	500,000

Total Short-Term Investments (cost $22,270,000)		22,270,000

Total Value of Securities – 97.87%
(cost $954,531,330)		1,007,464,956

Receivables and Other Assets Net of Liabilities – 2.13%		21,895,610
Net Assets – 100.00%		$1,029,360,566

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2015, the aggregate value of Rule 144A securities was $108,950,041, which represents 10.58% of the Fund’s net assets.

@	Illiquid security. At Nov. 30, 2015, the aggregate value of illiquid securities was $1,750,505, which represents 0.17% of the Fund’s net assets.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡	Non-income-producing security. Security is currently in default.
●	Variable rate security. The rate shown is the rate as of Nov. 30, 2015. Interest rates reset periodically.

NQ- 425 [11/15] 1/16 (15798)      23

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation
SGI – Insured by Syncora Guarantee Inc.
SPA – Stand-by Purchase Agreement

24      NQ- 425 [11/15] 1/16 (15798)

Notes
Delaware National High-Yield Municipal Bond Fund	November 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware National High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ- 425 [11/15] 1/16 (15798)      25

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2015:

Securities	Level 2
Municipal Bonds	$985,194,956
Short-Term Investments	22,270,000
Total Value of Securities	$1,007,464,956

During the period ended Nov. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

26      NQ- 425 [11/15] 1/16 (15798)

Schedule of investments
Delaware Tax-Free California Fund	November 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 97.97%
Corporate Revenue Bonds – 4.66%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$1,142,040
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	2,005,000	1,857,592
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,153,740
		4,153,372
Education Revenue Bonds – 14.10%
California Municipal Finance Authority
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/36	1,000,000	1,003,240
(California Baptist University) Series A 144A 5.375%
11/1/40 #	1,000,000	1,026,250
(Julian Charter School Project) Series A 144A 5.625%
3/1/45 #	500,000	501,200
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,365,492
California School Finance Authority
(Green Dot Public Schools Project) Series A 144A 5.00%
8/1/35 #	1,000,000	1,054,840
(KIPP Louisiana Projects) Series A 5.125% 7/1/44	1,000,000	1,064,160
(Partnerships to Uplift Communities Valley Project)
Series A 6.75% 8/1/44	1,000,000	1,143,130
(View Park Elementary & Middle Schools) Series A
5.625% 10/1/34	575,000	589,634
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	926,704
California Statewide Communities Development Authority
Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	1,000,000	1,058,130
(California Baptist University) Series A 6.125% 11/1/33	750,000	820,477
(University of California East Irvine Campus Apartments)
5.375% 5/15/38	1,000,000	1,124,370
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
5.875% 8/1/28 Ω	1,000,000	881,170
		12,558,797
Electric Revenue Bonds – 5.83%
Anaheim Public Financing Authority Electric System
District Facilities
Series A 5.00% 10/1/25	800,000	933,904
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	500,000	577,235
Series B 5.00% 11/1/36	250,000	283,980

NQ- 329 [11/15] 1/16 (15792)      1

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Imperial Irrigation District Electric System Revenue
Series C 5.25% 11/1/31	1,175,000	$1,355,809
Southern California Public Power Authority Revenue
(Southern Transmission Project) Subordinate Series A
5.00% 7/1/22	1,000,000	1,104,490
Turlock Irrigation District Revenue
Series A 5.00% 1/1/30	830,000	933,119
		5,188,537
Healthcare Revenue Bonds – 15.53%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	962,982
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,160,780
Series A 5.00% 8/1/26	300,000	344,163
Series A 5.00% 8/1/27	300,000	342,087
Series A 5.00% 8/1/28	250,000	283,377
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	975,632
Series E 5.625% 7/1/25	1,000,000	1,146,370
(Children’s Hospital Los Angeles) Series A 5.00%
11/15/34	500,000	545,795
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,138,060
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	1,164,490
California Statewide Communities Development Authority
Revenue
(BE.Group) 144A 7.25% 11/15/41 #	500,000	580,675
(Covenant Retirement Communities) Series C 5.625%
12/1/36	1,000,000	1,092,100
(Episcopal Communities & Services)
5.00% 5/15/27	500,000	560,270
5.00% 5/15/32	600,000	650,712
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,128,980
City of La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	799,215
San Buenaventura Community Memorial Health Systems
7.50% 12/1/41	785,000	955,816
		13,831,504

2      NQ- 329 [11/15] 1/16 (15792)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds – 5.62%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects)
Series A 5.50% 8/15/47	750,000	$835,725
Series A 6.40% 8/15/45	965,000	1,083,666
California Statewide Communities Development
Multifamily Housing Authority Revenue
(Silver Ridge Apartments) Series H 5.80% 8/1/33
(FNMA) (AMT) ●	985,000	987,857
Independent Cities Finance Authority
Series A 5.25% 5/15/44	1,000,000	1,100,240
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project) Series A 5.85% 8/1/31
(AMT)	1,000,000	1,000,850
		5,008,338
Lease Revenue Bonds – 14.62%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,112,380
California Infrastructure & Economic Development Bank
(Academy Motion Picture Art & Sciences Obligated
Group) 5.00% 11/1/41	1,000,000	1,133,240
(Infrastructure State Revolving Fund) Series A 5.00%
10/1/29	1,000,000	1,226,560
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern
Nevada Project) 5.00% 1/1/35	635,000	640,004
California State Public Works Board Lease Revenue
(California State Prisons Los Angeles) Series C 5.00%
10/1/26	1,000,000	1,188,550
(General Services Buildings 8 & 9) Series A 6.25%
4/1/34	1,000,000	1,169,400
Elsinore Valley Municipal Water District
Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,095,440
Sacramento Financing Authority
5.00% 12/1/23 (BAM)	745,000	898,612
San Diego
(Sanford Burnham Prebys Medical Discovery Institute)
Series A 5.00% 11/1/28	500,000	584,610
Series A 5.00% 11/1/30	475,000	548,696
San Diego Public Facilities Financing Authority Lease
Revenue
(Master Project) Series A 5.25% 3/1/40	1,000,000	1,136,070

NQ- 329 [11/15] 1/16 (15792)      3

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	$1,154,530
San Mateo Joint Powers Financing Authority Lease
Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,138,420
		13,026,512
Local General Obligation Bonds – 8.02%
Anaheim School District Capital Appreciation Election
2002
4.58% 8/1/25 (NATL-RE) ^	1,000,000	721,300
Bonita Unified School District Election 2008
Series B 5.25% 8/1/28	800,000	929,400
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,132,640
Grossmont Union High School District Election 2004
5.00% 8/1/33	1,000,000	1,084,220
Pittsburg Unified School District Financing Authority
Revenue
(Pittsburg Unified School District Bond Program) 5.50%
9/1/46 (AGM)	800,000	932,672
San Francisco Bay Area Rapid Transit District Election
2004
Series D 5.00% 8/1/28	1,000,000	1,236,850
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	1,000,000	1,108,700
		7,145,782
Pre-Refunded Bonds – 3.07%
Bay Area Toll Authority Bridge Revenue
(San Francisco Bay Area) Series F-1 5.25% 4/1/27-19 §	800,000	911,280
California Statewide Communities Development Authority
Revenue
(Inland Regional Center Project) 5.375% 12/1/37-17 §	1,350,000	1,475,483
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875%
8/1/39-19 §	285,000	344,331
		2,731,094
Resource Recovery Revenue Bond – 1.29%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00%
9/1/36	1,000,000	1,144,920
		1,144,920

4      NQ- 329 [11/15] 1/16 (15792)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 7.09%
Commerce Joint Powers Financing Authority Revenue
Unrefunded (Redevelopment Project) Series A 5.00%
8/1/28 (ASSURED GTY)	940,000	$941,288
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project) 5.50%
12/1/24	1,000,000	1,033,660
Lancaster Redevelopment Agency
Unrefunded (Combined Redevelopment Project Areas)
6.875% 8/1/39	215,000	246,250
Rancho Santa Fe Community Services District Financing
Authority Revenue Superior Lien
Series A 5.75% 9/1/30	800,000	909,968
Riverside County Redevelopment Agency Tax Allocation
Housing
Series A 6.00% 10/1/39	1,000,000	1,154,630
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,116,690
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A 5.00%
10/1/29	325,000	354,351
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	556,980
		6,313,817
State General Obligation Bonds – 7.18%
California State
5.25% 11/1/40	1,000,000	1,166,330
Various Purposes
5.25% 3/1/30	1,000,000	1,157,940
5.25% 4/1/35	1,000,000	1,160,190
5.50% 4/1/18	1,000,000	1,106,590
6.00% 3/1/33	1,000,000	1,201,170
6.00% 4/1/38	515,000	600,382
		6,392,602
Transportation Revenue Bonds – 6.70%
Long Beach Marina System Revenue
5.00% 5/15/45	500,000	545,215
Los Angeles Department of Airports Senior
(Los Angeles International Airport) Series D 5.00%
5/15/36 (AMT)	1,000,000	1,136,270
Los Angeles Department of Airports Subordinate
(Los Angeles International Airport) Series B 5.00%
5/15/33	1,000,000	1,139,710

NQ- 329 [11/15] 1/16 (15792)      5

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	$569,780
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40%
9/1/25	870,000	874,150
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,700,910
		5,966,035
Water & Sewer Revenue Bonds – 4.26%
California State Department of Water Resources
Unrefunded (Central Valley Project) Series AG 5.00%
12/1/28	75,000	86,106
San Diego Public Facilities Financing Authority Water
Revenue
Subordinate Series A 5.00% 8/1/29	1,000,000	1,172,100
San Francisco City & County Public Utilities Commission
Water Revenue
Series B 5.00% 11/1/26	800,000	913,608
(Water & Sewer Improvement) Subordinate Series A
5.00% 11/1/32	1,015,000	1,203,790
Semitropic Improvement District
(Second Lien) Series A 5.00% 12/1/22 (AGM)	355,000	423,327
		3,798,931
Total Municipal Bonds (cost $79,309,834)		87,260,241

	Number of
	shares
Short-Term Investments – 0.31%
Money Market Mutual Fund – 0.31%
California Municipal Cash Trust	277,340	277,340
Total Short-Term Investments (cost $277,340)		277,340
Total Value of Securities – 98.28%
(cost $79,587,174)		87,537,581

Receivables and Other Assets Net of Liabilities – 1.72%		1,533,697
Net Assets Applicable to 7,301,161 Shares Outstanding – 100.00%		$89,071,278

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2015, the aggregate value of Rule 144A securities was $3,162,965, which represents 3.55% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

6      NQ- 329 [11/15] 1/16 (15792)

(Unaudited)

●	Variable rate security. The rate shown is the rate as of Nov. 30, 2015. Interest rates reset periodically.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
BAM – Insured by Build America Mutual Assurance
BHAC – Insured by Berkshire Hathaway Assurance Company
FNMA – Federal National Mortgage Association Collateral
NATL-RE – Insured by National Public Finance Guarantee Corporation

NQ- 329 [11/15] 1/16 (15792)      7

Notes
Delaware Tax-Free California Fund	November 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free California Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

8      NQ- 329 [11/15] 1/16 (15792)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2015:

Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$87,260,241	$87,260,241
Short-Term Investments	277,340	—	277,340
Total Value of Securities	$277,340	$87,260,241	$87,537,581

During the period ended Nov. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ- 329 [11/15] 1/16 (15792)      9

Schedule of investments
Delaware Tax-Free Idaho Fund	November 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.60%
Corporate Revenue Bonds – 5.48%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	3,750,000	$3,753,900
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,003,960
		5,757,860
Education Revenue Bonds – 12.13%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,294,550
Series A 4.25% 4/1/32 (NATL-RE)	675,000	697,045
Series A 5.00% 4/1/26	965,000	1,125,065
Series A 5.00% 4/1/39	1,000,000	1,094,730
Series A 5.00% 4/1/42	1,350,000	1,491,561
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,275,000	1,264,634
(North Star Charter School Capital Appreciation Bond)
Series B 144A 5.00% 7/1/49 #^	2,888,155	230,417
(North Star Charter School) Series A 6.75% 7/1/48	529,151	503,778
University of Idaho
Series 2011 5.25% 4/1/41 ●	1,875,000	2,181,956
Series B 4.50% 4/1/41 (AGM) ●	1,100,000	1,175,075
Series B 5.00% 4/1/28	1,000,000	1,121,220
Series B 5.00% 4/1/32	500,000	558,520
		12,738,551
Electric Revenue Bond – 2.15%
Boise-Kuna Irrigation District Revenue
5.00% 6/1/34	2,000,000	2,261,280
		2,261,280
Healthcare Revenue Bonds – 12.01%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 5.00% 3/1/47	1,500,000	1,622,595
Series A 6.50% 11/1/23	250,000	285,633
Series A 6.75% 11/1/37	1,250,000	1,416,400
(St. Luke’s Regional Medical Center Project) 5.00%
7/1/35 (AGM)	2,500,000	2,738,500
(Trinity Health Center Group)
Series D 4.50% 12/1/37	1,385,000	1,458,460
Series D 5.00% 12/1/32	2,500,000	2,820,150

NQ-360 [11/15] 1/16 (15794)     1

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	$2,264,442
		12,606,180
Housing Revenue Bonds – 2.39%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	995,000	1,035,845
Series B Class I 5.00% 7/1/37 (AMT)	435,000	435,318
Series C Class II 4.95% 7/1/31	995,000	1,040,939
		2,512,102
Lease Revenue Bonds – 7.06%
Idaho Housing & Finance Association Revenue
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,639,137
Series A 7.00% 2/1/36	1,500,000	1,801,875
Idaho State Building Authority Revenue
5.00% 9/1/40	1,250,000	1,403,363
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	524,647
Series A 4.50% 9/1/26	485,000	553,938
Series A 4.50% 9/1/27	505,000	572,715
(Eastern Idaho Technical College Project) Series B
5.00% 9/1/25	740,000	912,901
		7,408,576
Local General Obligation Bonds – 26.36%
Ada & Canyon Counties Joint School District No. 2
Meridian
4.50% 7/30/22	1,500,000	1,687,485
5.50% 7/30/16	1,055,000	1,091,767
Bonneville Joint School District No. 93
(School Board Guaranteed)
Series A 5.00% 9/15/30	1,515,000	1,742,008
Series A 5.00% 9/15/31	870,000	996,863
Series C 5.00% 9/15/23	370,000	440,563
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,574,513
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,873,367
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,965,678

2     NQ-360 [11/15] 1/16 (15794)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	$1,157,560
Series B 5.00% 9/15/24	1,480,000	1,759,942
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/28	890,000	982,053
Series A 5.00% 9/15/33	1,125,000	1,296,619
Series A 5.25% 9/15/26	1,430,000	1,595,994
Series B 5.00% 9/15/30 (NATL-RE)	725,000	747,743
Kootenai County School District No. 271 Coeur D’Alene
(School Board Guaranteed)
Series B 4.00% 9/15/24	540,000	604,373
Series B 4.00% 9/15/25	650,000	722,885
Madison County School District No. 321 Rexburg
(School Board Guaranteed)
Series B 5.00% 8/15/24	1,500,000	1,858,005
Series B 5.00% 8/15/25	1,080,000	1,347,592
Series B 5.00% 8/15/26	710,000	886,449
Twin Falls County School District No. 411 Twin Falls
Series A 4.75% 9/15/37	1,000,000	1,137,630
Twin Falls County School District No. 413 Filer
(School Board Guaranteed) 5.25% 9/15/25	2,000,000	2,210,400
		27,679,489
Pre-Refunded Bonds – 9.65%
Ada & Boise Counties Independent School District Boise City
(School Board Guaranteed) 5.00% 8/1/24-17 (AGM) §	1,500,000	1,607,970
Boise State University Revenue
Series A 4.25% 4/1/32-17 (NATL-RE) §	75,000	78,632
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31-18 §	1,000,000	1,132,580
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/28-19 §	360,000	406,217
Series A 5.25% 9/15/26-19 §	570,000	647,777
Series C 5.375% 9/15/38-18 §	1,000,000	1,122,100
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group) Series B 6.125%
12/1/28-18 §	1,210,000	1,394,549
Idaho Housing & Finance Association Grant Anticipated
Revenue
(Federal Highway Trust)
5.00% 7/15/24-16 (NATL-RE) §	2,000,000	2,058,200

NQ-360 [11/15] 1/16 (15794)     3

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Idaho Housing & Finance Association Grant Anticipated
Revenue
(Federal Highway Trust)
Series A 5.25% 7/15/25-18 (ASSURED GTY) §	1,500,000	$1,666,950
Puerto Rico Sales Tax Financing Revenue First
Subordinate
Series A 5.50% 8/1/28-19 §	15,000	17,347
		10,132,322
Special Tax Revenue Bonds – 14.10%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	591,908
Series A 5.25% 1/1/36	705,000	776,952
Series B-1 5.00% 1/1/42	1,425,000	1,533,129
Idaho Water Resource Board
(Ground Water Rights Mitigation) Series A 5.00%
9/1/32	3,565,000	3,926,741
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,594,590
Nampa Development Tax Increment Revenue
144A 5.00% 9/1/31 #	1,000,000	1,089,120
5.90% 3/1/30	3,000,000	3,248,730
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
5.00% 10/1/29 (AGM)	1,500,000	1,693,845
Series A 5.00% 10/1/29	325,000	354,351
		14,809,366
Transportation Revenue Bonds – 7.27%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,156,990
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,182,610
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,275,549
Idaho Housing & Finance Association Grant Anticipated
Revenue
(Federal Highway Trust) Series A 5.25% 7/15/20
(ASSURED GTY)	2,750,000	3,021,397
		7,636,546
Total Municipal Bonds (cost $97,377,739)		103,542,272

4     NQ-360 [11/15] 1/16 (15794)

(Unaudited)

	Number of shares	Value (U.S. $)
Short-Term Investments – 0.37%
Money Market Mutual Fund – 0.27%
Dreyfus Tax-Exempt Cash Management Fund	284,860	$284,860
		284,860

	Principal amount°
Variable Rate Demand Note – 0.10%¤
Idaho State University Foundation Income Revenue (L.E. &
Thelma Stephens Project)
0.05% 5/1/21 (LOC - Wells Fargo Bank N.A.)	100,000	100,000
		100,000
Total Short-Term Investments (cost $384,860)		384,860

Total Value of Securities – 98.97%
(cost $97,762,599)		103,927,132

Receivables and Other Assets Net of Liabilities – 1.03%		1,085,003
Net Assets Applicable to 9,099,947 Shares Outstanding – 100.00%		$105,012,135

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2015, the aggregate value of Rule 144A securities was $1,319,537, which represents 1.26% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2015.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Nov. 30, 2015. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation

NQ-360 [11/15] 1/16 (15794)     5

Notes
Delaware Tax-Free Idaho Fund	November 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free Idaho Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

6     NQ-360 [11/15] 1/16 (15794)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2015:

Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$103,542,272	$103,542,272
Short-Term Investments[1]	284,860	100,000	384,860
Total Value of Securities	$284,860	$103,642,272	$103,927,132

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent 74.02% and 25.98%, respectively, of the total market value of this security type.

During the period ended Nov. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-360 [11/15] 1/16 (15794)     7

Schedule of investments
Delaware Tax-Free New York Fund	November 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 96.92%
Corporate Revenue Bonds – 7.38%
Build NYC Resource
(Pratt Paper Income Project) 144A 5.00% 1/1/35
(AMT) #	750,000	$802,455
New York City Industrial Development Agency Special
Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT) ●	250,000	262,053
New York Liberty Development Revenue
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	500,000	567,800
Class 3 6.375% 7/15/49	865,000	976,005
Niagara Area Development Revenue
(Covanta Energy Project) Series B 144A 4.00%
11/1/24 #	1,060,000	1,069,731
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	764,316
Tobacco Settlement Financing Authority Revenue
(Asset-Backed) Series B 5.00% 6/1/21	500,000	511,835
TSASC Revenue
(Asset-Backed)
Series 1 5.00% 6/1/34	500,000	476,780
Series 1 5.125% 6/1/42	1,050,000	961,002
		6,391,977
Education Revenue Bonds – 23.20%
Albany Industrial Development Agency Civic Facilities
Revenue
(Brighter Choice Charter School) Series A
5.00% 4/1/37	250,000	205,525
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing)
6.00% 10/1/31	525,000	617,174
(Medaille College Project) 5.25% 4/1/35	345,000	347,215
Build NYC Resource
5.50% 11/1/44	1,100,000	1,177,803
(Bronx Charter School for Excellence)
5.00% 4/1/33	500,000	528,495
5.50% 4/1/43	500,000	542,880
(Packer Collegiate Institution) 5.00% 6/1/40	750,000	838,350
Dutchess County Local Development
(Marist College Project) Series A 5.00% 7/1/19	760,000	859,917

NQ-401 [11/15] 1/16 (15799)     1

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	$454,496
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.00% 10/1/22	340,000	390,218
5.00% 10/1/23	470,000	543,268
5.25% 10/1/31	500,000	542,505
5.50% 10/1/41	500,000	543,270
(St. John Fisher College) Series A 5.50% 6/1/39	300,000	336,066
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	553,295
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	460,452
(Brooklyn Law School) 5.75% 7/1/33	340,000	379,841
(Cornell University) Series A 5.00% 7/1/34	170,000	192,066
(Fordham University) 5.00% 7/1/44	650,000	729,437
(Manhattan Marymount) 5.00% 7/1/24	350,000	385,171
(Mt. Sinai School of Medicine) Series A 5.00% 7/1/19	500,000	564,045
(New York University) Series A 5.25% 7/1/34	500,000	564,010
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,128,570
(Rockefeller University) Series A 5.00% 7/1/27	250,000	281,763
(Skidmore College) Series A 5.00% 7/1/21	325,000	382,590
(Teachers College) 5.50% 3/1/39	250,000	279,475
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,086,100
(University of Rochester)
Series A 5.125% 7/1/39	250,000	280,083
Unrefunded Interest Appreciation Series A-2 4.375%
7/1/20	85,000	87,534
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	535,930
Onondaga County Trust for Cultural Research Revenue
(Syracuse University Project) Series B 5.00% 12/1/19	350,000	402,909
Otsego County Capital Resource
(Hartwick College) Series A 5.00% 10/1/45	500,000	533,615
St. Lawrence County Industrial Development Agency Civic
Facility Revenue
(St. Lawrence University Project) Series A 5.00%
10/1/16	500,000	518,745

2     NQ-401 [11/15] 1/16 (15799)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Suffolk County Industrial Development Agency Civic
Facility Revenue
(New York Institute of Technology Project)
5.00% 3/1/26	600,000	$610,044
Tompkins County Development
(Ithaca College) 5.00% 7/1/34	750,000	854,693
Troy Capital Resource Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	165,000	181,402
Troy Industrial Development Authority
(Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	551,090
Yonkers Economic Development Education Revenue
(Charter School Educational Excellence) Series A
6.25% 10/15/40	600,000	635,508
		20,105,550
Electric Revenue Bonds – 3.43%
Long Island Power Authority Electric System Revenue
Series A 5.00% 9/1/44	750,000	836,543
Series A 5.75% 4/1/39	350,000	392,059
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	559,830
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	1,000,000	1,179,890
		2,968,322
Healthcare Revenue Bonds – 17.03%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Obligation) 5.25% 7/1/35	250,000	284,815
Dutchess County Local Development
Series A 5.00% 7/1/34	350,000	387,131
Series A 5.00% 7/1/44	1,000,000	1,091,390
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	506,770
Monroe County Industrial Development
(Rochester General Hospital)
Series A 5.00% 12/1/27	330,000	373,857
Series A 5.00% 12/1/28	655,000	739,207
(University Hospital of Rochester project)
5.50% 8/15/40 (FHA)	585,000	682,824
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island)
5.00% 7/1/29	375,000	425,167
5.00% 7/1/33	725,000	803,612

NQ-401 [11/15] 1/16 (15799)     3

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	$551,300
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/23	600,000	717,288
Subordinate Series A2 5.00% 7/1/26	500,000	549,600
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	681,036
(North Shore Long Island Jewish Group) Series A 5.00%
5/1/41	500,000	546,130
(Orange Regional Medical Center)
144A 5.00% 12/1/45 #	700,000	726,271
6.125% 12/1/29	540,000	589,653
6.25% 12/1/37	250,000	272,565
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center)
4.50% 7/1/32	380,000	384,959
5.00% 7/1/42	750,000	777,630
5.125% 7/1/31	500,000	527,575
Orange County Funding Assisted Living Residence
Revenue
(The Hamlet at Wallkill Project) 6.50% 1/1/46	500,000	501,365
Saratoga County
(Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	580,380
Southold Local Development Revenue
(Peconic Landing Project) 5.00% 12/1/45	750,000	797,197
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28	500,000	553,780
(Peconic Landing Southhold) 6.00% 12/1/40	650,000	711,653
		14,763,155
Housing Revenue Bond – 0.12%
New York Mortgage Agency Revenue
44th Series 4.35% 10/1/24 (AMT)	100,000	105,141
		105,141
Lease Revenue Bonds – 8.79%
Erie County Industrial Development Agency School Facility
Revenue
(Buffalo City School District) Series A 5.25% 5/1/25	500,000	565,030
Hudson Yards Infrastructure Revenue
Series A 5.75% 2/15/47	1,000,000	1,142,160

4     NQ-401 [11/15] 1/16 (15799)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York City Industrial Development Agency
(New York Stock Exchange Project) Series A
5.00% 5/1/18	350,000	$381,917
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,222,762
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,615,185
New York Liberty Development
(4 World Trade Center) 5.00% 11/15/31	500,000	569,090
(Class 1 - 3 World Trade Center) 144A 5.00%
11/15/44 #	500,000	512,840
(Class 2 - 3 World Trade Center) 144A 5.375%
11/15/40 #	500,000	527,050
New York State Dormitory Authority State Supported Debt
Revenue
(Consolidated Services Contract) 5.00% 7/1/17 (AGM)	500,000	532,455
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	553,940
		7,622,429
Local General Obligation Bonds – 6.03%
New York City
Fiscal 2008 Subordinate Series C-1 5.00% 10/1/19	500,000	538,250
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,175,750
Series B 5.00% 8/1/27	500,000	591,725
Series G 5.00% 8/1/22	500,000	602,385
Subordinate Series A-1 5.00% 10/1/27	500,000	593,625
Subordinate Series I-1 5.375% 4/1/36	500,000	563,205
New York State Dormitory Authority Revenue Non-State
Supported Debt
(School Districts Financing Program)
Series A 5.00% 10/1/23	500,000	587,270
Series A 5.00% 10/1/25 (AGM)	500,000	572,275
		5,224,485
Pre-Refunded Bonds – 4.85%
Albany Industrial Development Agency Civic Facilities
Revenue
(St. Peter’s Hospital Project) Series A
5.25% 11/15/32-17 §	800,000	870,672
Long Island Power Authority Electric System Revenue
Series B 5.75% 4/1/33-19 §	250,000	289,850
New York City Industrial Development Agency Civic
Facility Revenue
(YMCA of Greater New York Project) 5.00% 8/1/36-16 §	600,000	618,708

NQ-401 [11/15] 1/16 (15799)     5

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
New York City Transitional Finance Authority Revenue
(Future Tax Secured) Subordinated Series B
5.00% 11/1/18-17 §	335,000	$355,696
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Memorial Sloan-Kettering) Series 1 5.00% 7/1/35-16 §	225,000	231,208
(Mt. Sinai School of Medicine) 5.125% 7/1/39-19 §	500,000	571,995
(North Shore Long Island Jewish Group) Series A 5.50%
5/1/37-19 §	500,000	575,785
(University of Rochester) Interest Appreciation Series
A-2 4.375% 7/1/20-17 §	65,000	67,685
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series Y 5.50% 7/1/36-16 §	475,000	489,236
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24-18 §	120,000	134,228
		4,205,063
Resource Recovery Revenue Bond – 0.42%
Jefferson County Industrial Development Agency
(Green Bond) 144A 5.25% 1/1/24 (AMT) #	370,000	361,886
		361,886
Special Tax Revenue Bonds – 15.36%
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40	500,000	568,100
6.375% 7/15/43	500,000	570,815
6.50% 7/15/30	500,000	577,165
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	497,169
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	264,494
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	565,545
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2015 Series S-1 5.00% 7/15/43	1,000,000	1,129,190
Subordinate Series S-1 A 5.25% 7/15/37	1,000,000	1,170,550
(Future Tax Secured)
Fiscal 2011 Series D 5.00% 2/1/26	250,000	291,407
Fiscal 2011 Series D 5.25% 2/1/29	500,000	584,990
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	846,840
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/34	1,500,000	1,758,300

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Subordinate Series B1 5.00% 11/1/40	750,000	$858,157
Subordinate Series C 5.25% 11/1/25	500,000	588,410
Unrefunded Subordinate Series B 5.00% 11/1/18	165,000	175,283
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,160,780
New York Environmental Facilities
Series A 5.25% 12/15/19	350,000	404,463
New York State Dormitory Authority General Purpose
Series C 5.00% 3/15/34	500,000	580,545
Sales Tax Asset Receivable
Fiscal 2015 Series A 5.00% 10/15/22	500,000	610,025
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Note - Senior Lien) Series A
5.00% 10/1/29	100,000	109,031
		13,311,259
State General Obligation Bonds – 0.79%
New York City
Series E 5.00% 8/1/28	125,000	144,473
New York State
Series A 5.00% 3/1/38	500,000	541,035
		685,508
Transportation Revenue Bonds – 7.59%
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	231,604
Series C 5.00% 11/15/32	500,000	577,220
Series D 5.00% 11/15/32	500,000	577,220
Series D 5.25% 11/15/27	500,000	582,800
New York State Thruway Authority General Revenue
Series I 5.00% 1/1/32	700,000	798,427
New York State Thruway Authority Revenue
Series H 5.00% 1/1/30 (NATL-RE)	750,000	805,793
Niagara Frontier Transportation Authority
(Buffalo Niagara International Airport) Series A
5.00% 4/1/29 (AMT)	350,000	386,327
Port Authority of New York & New Jersey
(Consolidated Series 186) 5.00% 10/15/22 (AMT)	750,000	888,555
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	273,523
(JFK International Air Terminal)
6.00% 12/1/42	700,000	818,489
6.50% 12/1/28	550,000	552,706

NQ-401 [11/15] 1/16 (15799)     7

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Triborough Bridge & Tunnel Authority
Unrefunded Series C 5.00% 11/15/24	80,000	$88,957
		6,581,621
Water & Sewer Revenue Bonds – 1.93%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	200,000	222,824
Series FF-2 5.50% 6/15/40	250,000	283,827
(Second General Resolution) Fiscal 2012 Series BB
5.25% 6/15/44	500,000	583,245
New York State Environmental Facilities Revenue Clean
Water & Drinking Water Revolving Funds
5.00% 6/15/30	500,000	584,210
		1,674,106

Total Municipal Bonds (cost $78,642,645)		84,000,502

Short-Term Investment – 1.15%
Variable Rate Demand Note – 1.15%¤
Syracuse Industrial Development Agency (Syracuse
University Project) Series A-2 0.01% 12/1/37
(LOC-JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Total Short-Term Investment (cost $1,000,000)		1,000,000
Total Value of Securities – 98.07%
(cost $79,642,645)		85,000,502

Receivables and Other Assets Net of Liabilities – 1.93%		1,670,684
Net Assets Applicable to 7,502,459 Shares Outstanding – 100.00%		$86,671,186

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2015, the aggregate value of Rule 144A securities was $4,000,233, which represents 4.62% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Nov. 30, 2015. Interest rates reset periodically.

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(Unaudited)

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation

NQ-401 [11/15] 1/16 (15799)     9

Notes
Delaware Tax-Free New York Fund	November 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free New York Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2015:

Securities	Level 2
Municipal Bonds	$84,000,502
Short-Term Investments	1,000,000
Total Value of Securities	$85,000,502

During the period ended Nov. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Nov. 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-401 [11/15] 1/16 (15799)     11

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: